Share Based Compensation (Details) - Restricted Stock Units (RSUs) [Member] - USD ($)			1 Months Ended		12 Months Ended
	Oct. 03, 2023	Oct. 10, 2022	Dec. 27, 2024	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Based Compensation [Line Items]
Vested shares				11,988	39,000	1,500	1,500
Granted and issued shares	1,800	1,800	39,000
Grant-date value of restricted share price	$ 11.1	$ 11.6	$ 1.65
Fair value of restricted share units aggregated	$ 19,980	$ 20,880	$ 64,350
Share-based compensation expenses					$ 109,714	$ 135,547	$ 160,777
Expected to incur share-based compensation expenses					$ 183,762
Weighted average period					4 years 1 month 28 days